Critical Accounting Judgments and Key Sources of Estimation Uncertainty (Detail) - Jaguahr Therapeutics Pte. Ltd	Apr. 28, 2021	Apr. 23, 2021
Top of Range [Member]
Disclosure Of Changes In Accounting Estimates [Line Items]
Proportion of ownership interest in joint venture	55.00%
Bottom of Range [Member]
Disclosure Of Changes In Accounting Estimates [Line Items]
Proportion of ownership interest in joint venture	35.00%	35.00%